Financial instruments - fair values and risk management - Summary of reconciliation of liabilities arising from financing activities (Detail) - Super Group (SGHC) Limited - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
At January 1, 2021	€ 33,221	€ 221,884	€ 227,258
Cash inflows		0	7,142
Cash outflows	(34,901)	(28,054)	(18,424)
Loans assumed in connection with the shares repurchased (See note 17.1)	222,345
Payments related to the repurchased shares (See note 17.1)	(224,322)
Liabilities assumed on business combination	671	2,881
Loans novated		(12)	29,844
Deferred consideration paid	(13,200)	(4,050)	(66,027)
Effects of movements in exchange rates	1,570	4,651	(1,817)
Disposals	(112)	(347)
New leases	8,024	1,311	196
Increase in deferred consideration		15,161	25,600
Arising from business combinations	23,445	19,343	7,121
Loans waived		(2,808)
Interest	1,051	5,861	10,991
Other		25
Arising as a result of merger	671
Loans novated - share subscription		(202,625)
At December 31, 2021	18,463	33,221	221,884
Interest Bearing Loansand Borrowings and Deferred Consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
At January 1, 2021	16,972	212,812	217,365
Cash inflows		0	7,142
Cash outflows	(26,679)	(24,641)	(15,779)
Loans assumed in connection with the shares repurchased (See note 17.1)	222,345
Payments related to the repurchased shares (See note 17.1)	(224,322)
Liabilities assumed on business combination	0	2,881
Loans novated		(12)	29,844
Deferred consideration paid	(13,200)	(4,050)	(66,027)
Effects of movements in exchange rates	1,875	4,124	(1,945)
Disposals	0	0
New leases	0	0	0
Increase in deferred consideration		15,161	25,600
Arising from business combinations	23,445	10,741	6,306
Loans waived		(2,808)
Interest	96	5,364	10,306
Other		25
Arising as a result of merger	671
Loans novated - share subscription		(202,625)
At December 31, 2021	1,203	16,972	212,812
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
At January 1, 2021	16,249	9,072	9,893
Cash inflows		0	0
Cash outflows	(8,222)	(3,413)	(2,645)
Loans assumed in connection with the shares repurchased (See note 17.1)	0
Payments related to the repurchased shares (See note 17.1)	0
Liabilities assumed on business combination	671	0
Loans novated		0	0
Deferred consideration paid	0	0	0
Effects of movements in exchange rates	(305)	527	128
Disposals	(112)	(347)
New leases	8,024	1,311	196
Increase in deferred consideration		0	0
Arising from business combinations	0	8,602	815
Loans waived		0
Interest	955	497	685
Other		0
Arising as a result of merger	0
Loans novated - share subscription		0
At December 31, 2021	€ 17,260	€ 16,249	€ 9,072